Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 9: Commitments

Operating Lease

In March 2017, the Company entered into an office lease located in Racho Santa Margarita, California with an initial term of 37 months. Base monthly rent is approximately $3,200 per month plus net operating expenses. A deposit equal to one-month rent was paid and the commencement of the lease. The lease can be extended for a two-year period at the then fair market value. Minimum lease payment under this arrangement for 2018 (October – December), 2019 and 2020 is $14,554, $48,968 and $20,600, respectively.

Operating lease expenses for the nine months ended September 30, 2018 and 2017 were $47,785 and $43,109, respectively.

Employment agreement

In December 2017, the Company entered into an employment agreement with Daniel Davis and Mark Adams. As of the Effective Date, and for one year of the date therefrom, the Executive’s annual salary shall be equal to $180,000 and $120,000, respectively, per annum (the “Annual Salary”). The Annual Salary shall be paid to the Executive in equal installments in accordance with the Company’s usual payroll practices.

Executive’s Annual Salary shall increase automatically at the rate of five percent (5%) per year for four years, beginning on the anniversary date of the Effective Date. In addition to the automatic raises set forth above, the Annual Salary may also be increased from time to time by merit and general increases in amounts determined by the Board.

Performance Bonus. In addition to the Annual Salary, the Executive is eligible to earn an annual bonus of up to thirty percent (30%) of Executive’s Annual Salary (the “Performance Bonus”). The amount of the Performance Bonus will be determined in good faith by the Board, based upon the following factors:

(a)	Fifty percent (50%) of the Performance Bonus shall be based upon the achievement of the Executive’s individual objectives, as defined in writing and presented to Executive annually by the Board.

(b)	Fifty percent (50%) of the Performance Bonus shall be based upon the achievement of Company objectives – which shall include specifically, meeting or exceeding the revenue targets and other objectives as determined by the Board.

The initial set of performance objectives, both for Executive individually and for the Company, will be reasonably established by the Board within sixty (60) days of the Effective Date of this Agreement. Subsequent performance objectives, both for Executive individually and for the Company, will be reasonably established by the Board within sixty (60) days of the beginning of the calendar year to which the Performance Bonus relates. The Performance Bonus shall be paid to Executive in the first regular payroll period after the Board makes a good faith determination that such Performance Bonus has been earned, but in no event shall the Performance Bonus be paid later than March 1 of the calendar year immediately following the calendar year in which the bonus was earned.

Executive. In addition to salary, the agreement provided for the option of 1,000,000 common shares of the Company, which shall vest at a rate of 28,000 share for each full one-month period worked from the effective date. If this Agreement is terminated pursuant to written notice by company to executive on or before the date that is one year after the Effective Date, all the options shall vest and the Executive shall retain the options subject to their terms and the terms hereof. The options may contain terms providing the issuer the right to accelerate vesting and/or require the exercise of options prior to the initial public offering and listing of the issuer. The Company may arrange for the grant of additional options to the Executive from time to time based on the Executive’s performance and other relevant factors as the Board may determine in its discretion.

All options to purchase Holdings Shares granted to the Executive shall be subject to the terms of the stock option agreement pursuant to which they are granted and the terms of the stock option plan under which they are granted in effect from time to time. Shares issuable on exercise of the options shall be subject to any escrow, trading restriction, or other requirement imposed by any stock exchange or securities regulatory authority upon initial public offering or listing of the shares. The Executive shall take such steps and execute and deliver such documents as may be required to effect the foregoing.

The Company may terminate Executive’s employment for Cause immediately upon Notice from the Company to Executive. For purposes of this Agreement, “Cause” shall mean the occurrence of any of the following: (i) Executive’s conviction of or plea of nolo contendere to any felony crime involving fraud, dishonesty, or moral turpitude; (ii) Executive’s commission of, or participation in, a fraud against the Company. In the event Executive’s employment is terminated for Cause, the Company shall have no further obligations to Executive other than to pay all compensation and expense reimbursements owing for services rendered and reasonable business expenses incurred by Executive prior to the effective date of such termination.

Upon termination of this Agreement pursuant, the Company shall provide to the Executive:

(a) A lump sum payment equal to the greater of (i) twelve (12) months’ Annual Salary at the Executive’s then-current rate, or (ii) Executive’s Annual Salary for the remainder of the Term;

(b) if applicable, to the extent permitted by the Company’s group insurance carrier and applicable law,

continued group insurance benefits coverage, together with reimbursement of the individual life insurance premium for the period of time equal to the number of months in respect of which payment is due pursuant and

(c) any other amounts (including but not limited to any earned Performance Bonus during Executive’s active employment that may be payable pursuant to this Agreement) accrued and earned by Executive prior to the effective date of termination.

If a Change of Control occurs and the Executive is not offered continued employment on a comparable basis after the Change of Control, the Executive shall be entitled to receive, within thirty (30) days after the Change of Control, a sum equivalent to twelve (12) months’ Annual Salary, plus an additional 4% of Annual Salary in lieu of benefits, and any Performance Bonus that has been earned by Executive prior to the effective date of the Executive’s termination from the Company. Thereafter, the Company shall have no further obligations to the Executive under this Agreement other than payment of any other amounts accrued as owing to the Executive under this Agreement as of the date the Change of Control occurs.

Operating Lease

In March 2017, the Company entered into an office lease located in Racho Santa Margarita, California with an initial term of 37 months. Base monthly rent is approximately $3,200 per month plus net operating expenses. A deposit equal to one-month rent was paid and the commencement of the lease. The lease can be extended for a two-year period at the then fair market value. Minimum lease payment under this arrangements for 2018, 2019 and 2020 is $47,930, $48,968 and $20,600, respectively.

Operating lease expenses for the years ended December 31, 2017 and 2016 was $45,863 and 27,685, respectively.